Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
20.   FINANCIAL INSTRUMENTS

  Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$27,898	$27,898	$32,562	$32,562
Restricted cash	177	177	169	169
Short-term investments	69,427	69,427	93,016	93,016
Long-term investments in available-for-sale securities	943	943	791	791
Restricted assets	10,000	10,000	-	-

The carrying amounts of cash and cash equivalents, restricted cash and restricted assets reported in the consolidated balance sheets approximate their estimated fair values.  The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method.  Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented.  The Company periodically evaluates these investments for impairment.  If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.